ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
Accounts Receivable Disclosure [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31, 2013	December 31, 2012
Accounts receivable	214,661	153,970
Allowance for doubtful accounts	(141,172)	(87,751)
Total	73,489	66,219